INVESTMENTS - Tongcheng-Elong and MakeMyTrip (Details) ¥ in Millions, $ in Billions	1 Months Ended			12 Months Ended
	Aug. 31, 2019 CNY (¥)	Aug. 31, 2019 USD ($)	Mar. 31, 2018 CNY (¥)	Dec. 31, 2020 CNY (¥)	Dec. 31, 2019 CNY (¥)	Aug. 31, 2019 USD ($)	Dec. 31, 2018 CNY (¥)	May 31, 2015
INVESTMENTS
Carrying value under equity investments				¥ 29,730	¥ 33,674
Gain from disposal of equity investment			¥ 847		267
Make My Trip Limited [Member] | Covid19 [Member]
INVESTMENTS
Equity Method Investment Impairment Charges				700
Publicly traded
INVESTMENTS
Increased equity investments value				14,100
Equity investments, market value				20,200
MakeMyTrip [Member]
INVESTMENTS
Equity method investment, ownership interest (as a percent)	49.00%					49.00%
Previously held equity investment amount	¥ 1,800	$ 0.2
Newly issued equity investment amount	6,900					$ 1.0
Total consideration	¥ 8,700					$ 1.2
eLong
INVESTMENTS
Equity method investment, ownership interest (as a percent)								38.00%
Tongcheng-eLong
INVESTMENTS
Equity method investment, ownership interest (as a percent)							27.00%
Carrying value under equity investments				¥ 5,500	¥ 5,500
Total consideration							¥ 1,400